INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of company's net deferred tax asset

	September 30,	December 31,
	2024	2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$656,774	$466,890
Net operating loss carryforwards	1,009,008	154,976
Total deferred tax assets	$1,665,782	$621,866

Deferred tax liabilities:
Prepaid expenses	$(3,125)	$(6,178)
Other PPE depreciation	(5,325)	(7,188)
Total deferred tax liabilities	$(8,450)	$(13,366)

Net Deferred tax assets (liabilities)	$1,657,332	$608,500

Net	$1,657,332	$608,500

Year Ended
December 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$466,890
Net operating loss carryforwards	154,976
Total deferred tax assets	$621,866
Deferred tax liabilities:
Prepaid expenses	$(6,178)
Other PPE depreciation	(7,188)
Total deferred tax liabilities	$(13,366)
Net Deferred tax assets (liabilities)	$608,500
Net	$608,500

Components of income tax provision

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Current provision for income taxes:
Federal	$—	$69,858
State	—	16,773
Total Current provision for income taxes	$—	$86,631

Deferred income tax benefit:
Federal	$(840,870)	$(362,089)
State	(207,962)	(65,383)
Total Deferred income tax benefit	$(1,048,832)	$(427,472)

Total provision for income taxes	$(1,048,832)	$(340,841)

Year Ended
December 31, 2023
Current provision for income taxes:
Federal	$—
State	—
Total Current provision for income taxes	$—
Deferred income tax benefit:
Federal	$(515,428)
State	(93,072)
Total Deferred income tax benefit	$(608,500)
Total provision for income taxes	$(608,500)

Reconciliation of the federal income tax rate to the Company's effective tax rate

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Tax statutory rate	21.0%	21.0%

Income tax benefit at the federal statutory rate	$(855,721)	$107,803
Change in entity tax status *	—	(1,088,171)
Change in tax rates	(21,329)	—
Nondeductible expenses	1,161	620,061
Return-to-provision adjustment	16,729	—
State taxes, net of federal benefit	(189,672)	13,250
Other	—	6,216
Income tax benefit	$(1,048,832)	$(340,841)

Effective income tax rate	25.7%	(66.4)%
*	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Year Ended
December 31, 2023
Tax statutory rate	21%
Income tax benefit at the federal statutory rate	$(125,655)
Change in entity tax status*	(1,088,171)
Nondeductible expenses	628,016
State taxes, net of federal benefit	—
Other	(22,690)
Income tax benefit	$(608,500)
Effective income tax rate	101.7%

*See Note 1 for further information.

Roth CH Acquisition V Co.
Schedule of company's net deferred tax asset

	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organizational expenses	756,241	147,861
Total deferred tax assets	756,241	147,861
Valuation allowance	(756,241)	(147,861)
Deferred tax assets, net of valuation allowance	$—	$—

Components of income tax provision

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Federal
Current	$810,659	$421,211
Deferred	(456,612)	(75,979)

State and Local
Current	—	—
Deferred	(151,769)	(36,886)

Change in valuation allowance	603,381	112,865

Income tax provision	$810,659	$421,211

Reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	6.98%
Valuation allowance	84.15%	8.85%
Income tax provision	112.13%	36.84%